FEDERATED HERMES EQUITY FUNDS

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 29, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES EQUITY FUNDS (the “Registrant”)

Federated Hermes Kaufmann Fund

Class A Shares

Class C Shares

Class R Shares

Institutional Shares

Federated Hermes Kaufmann Large Cap Fund

Class A Shares

Class C Shares

Class R Shares

Class R6 Shares

Institutional Shares

Federated Hermes Kaufmann Small Cap Fund

Class A Shares

Class C Shares

Class R Shares

Class R6 Shares

Institutional Shares

Federated Hermes MDT Mid Cap Growth Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

Federated Hermes Strategic Value Dividend Fund

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

(collectively, the “Funds”)

1933 Act File No. 002-91090 1940 Act File No. 811-04017

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2023, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which were electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 227 on December 26, 2023.

If you have any questions on the enclosed material, please contact Julie Meyers at julie.meyers@federatedhermes.com or [(724) 720-8834.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary